Share-based compensation - Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan and 2020 Restricted Stock Unit Plan (Details)												1 Months Ended	12 Months Ended
	Dec. 31, 2019 shares	Aug. 30, 2019 USD ($)	Dec. 31, 2018 shares	Jul. 30, 2018 USD ($)	Dec. 31, 2017 shares	Jul. 27, 2017 USD ($)	Apr. 18, 2016 USD ($) shares	Jul. 29, 2015 USD ($) employee $ / shares shares	Jul. 01, 2015 USD ($) employee $ / shares shares	Apr. 10, 2015 USD ($) shares	May 23, 2014 USD ($) shares	Nov. 30, 2007 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jun. 30, 2020 shares	Jun. 30, 2015 shares
Share-based compensation
Value of shares repurchased | $													$ 440,576
Shares repurchased													3,363,580
Number of shares granted													25,537,500
2007 Plan
Share-based compensation
Options granted													0	0
2007 Plan | Service Condition Shares
Share-based compensation
Vesting period for plan												36 months
2007 Plan | Minimum | Service Condition Shares
Share-based compensation
Exercise price of options granted | $ / shares												$ 1.085
Weighted-average fair value of options granted | $ / shares												$ 0.36
2007 Plan | Maximum
Share-based compensation
Total number of shares authorized												10,000,000
2007 Plan | Maximum | Service Condition Shares
Share-based compensation
Exercise price of options granted | $ / shares												$ 1.81
Weighted-average fair value of options granted | $ / shares												$ 0.61
2014 RSU Plan | Restricted Stock Units (RSUs)
Share-based compensation
Vesting period for plan	3 years		3 years		3 years		3 years			3 years	3 years
Value of shares repurchased | $		$ 2,912,539		$ 3,976,660		$ 3,485,952	$ 4,003,999			$ 3,259,998	$ 7,042,725
Shares repurchased	1,438,076		1,732,466		0		1,614,220			2,076,964	4,234,884
Number of shares granted													0	0	0
2014 RSU Plan | Maximum | Restricted Stock Units (RSUs)
Share-based compensation
Total number of shares authorized											10,000,000
On July 27,2017 for 2014 RSU Plan | Restricted Stock Units (RSUs)
Share-based compensation
Shares repurchased			1,356,584
2015 Plan [Member]
Share-based compensation
Options granted													0	0
2015 Plan [Member] | Service Condition Shares
Share-based compensation
Options granted								81,600	6,574,600
Option granted, number of employees | employee								1	22
Exercise price of options granted | $ / shares								$ 1.71	$ 1.71
Weighted-average fair value of options granted | $ / shares								$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures | $								$ 34,294	$ 3,165,867
Vesting period for plan								33 months	34 months
Stock options granted, expiration date								Jul. 29, 2025	Jul. 01, 2025
2015 Plan [Member] | Maximum
Share-based compensation
Total number of shares authorized																	20,000,000
2020 RSU Plan | Maximum | Restricted Stock Units (RSUs)
Share-based compensation
Total number of shares authorized																10,000,000